Document and Entity Information	Nov. 06, 2019
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Nov. 06, 2019
Entity File Number	001-13357
Entity Registrant Name	ROYAL GOLD, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	84-0835164
Entity Address, Address Line One	1660 Wynkoop Street, Suite 1000
Entity Address, State or Province	CO
Entity Address, City or Town	Denver
Entity Address, Postal Zip Code	80202-1132
City Area Code	303
Local Phone Number	573-1660
Title of 12(b) Security	Common Stock
Trading Symbol	RGLD
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000085535
Amendment Flag	false